Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 38,671		¥ 17,260
Investment in securities, measured at fair value		27,367		37,631
Other assets		12,449		15,008
Policy liabilities and Policy Account Balances		360,198		444,010
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value				5,665
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		12,449		15,008
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		360,198		444,010
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				961		¥ 1,277
Investment in securities, measured at fair value				22,365
Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,141
Investment in securities, measured at fair value		5,811
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				(12)		(12)
Investment in securities, measured at fair value				719
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk		0		0		0
Aggregate unpaid loan principal balance		37,865		16,873
Aggregate loan fair value		38,671		17,260
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		806		387
Other assets		12,449		15,008
Policy liabilities and Policy Account Balances		360,198		444,010
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		401		(663)		31
Investment in securities, measured at fair value		38,671	[1]	17,260	[2]
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value				1,015,477
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value				37,879
Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value		1,264,244
Fair Value, Measurements, Recurring | Investment funds | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[3]			37,879
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		12,449	[4]	15,008	[5]
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		360,198	[6]	444,010	[7]
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[8],[9]	425,593
Fair Value, Measurements, Recurring | Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[10]			53,598
Fair Value, Measurements, Recurring | Foreign government bond securities | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(19)
Investment in securities, measured at fair value		420
Estimated fair value | Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds		12,100
Foreign Corporate Debt Securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				(181)		(31)
Investment in securities, measured at fair value				8,882
Foreign Corporate Debt Securities | Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		784
Investment in securities, measured at fair value		¥ 21,136
Investment funds | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				¥ 1,456		¥ 699

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income was a gain of ¥401 million from the change in the fair value of the loans for fiscal 2019. No gains or losses were recognized in earnings for fiscal 2019 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. As of March 31, 2019, there were no loans that are 90 days or more past due, or in non-accrual status.
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a gain of ¥31 million and a loss of ¥663 million from the change in the fair value of the loans for fiscal 2017 and 2018, respectively. No gains or losses were recognized in earnings for fiscal 2017 and 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2018, there were no loans that are 90 days or more past due, or in non-accrual status.
[3]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥699 million and ¥1,456 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥5,665 million as of March 31, 2018.
[4]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥12,449 million as of March 31, 2019. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2019, see Note 25 "Life Insurance Operations."
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥15,008 million as of March 31, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2017 and 2018, see Note 25 "Life Insurance Operations."
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥360,198 million as of March 31, 2019. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during for fiscal 2019, see Note 25 "Life Insurance Operations."
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥444,010 million as of March 31, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2017 and 2018, see Note 25 "Life Insurance Operations."
[8]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income was a gain of ¥1,141 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥5,811 million as of March 31, 2019.
[9]	The amount of ¥12,100 million of investments funds measured at net asset value per share is not included.
[10]	A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥1,277 million and ¥961 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥22,365 million as of March 31, 2018.